13F-HR
 1
 Bill@baxterinvestment.com
 NONE
 0001096783
 fmd*ekv8
 03/31/2001
 13F-HR


Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calender Year or Quater Ended: March 31, 2001

Check Here if Amendment ()
This Amendment (Check only one):() is a restatment
                                () adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	1030 East Putnam Avenue
		       P.O. Box 2200
		       Greenwich, CT  06830

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III,1030 East Putnam Avenue
Greenwich, CT 06830, March 31,2001

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 49
From 13F Information Table Value Total (USD): 120,078,000.00
List of Other Managers Included: None
Voting Authority: None


                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of clas   CUSIP (x$1000)  Prn Amt   Prn CallDscretn

AFLAC Inc.             COM     001055102    758     27540  SH         Sole
Abbott Labs            COM     002824100    902     19116  SH         Sole
American Express       COM     025816109   8727    211296  SH         Sole
American Home Prod.    COM     026609107    543      9240  SH         Sole
American Int'l Group   COM     026874107  14141    175662  SH         Sole
Amgen Inc              COM     031162100    277      4608  SH         Sole
Aon Corp               COM     037389103   1257     35410  SH         Sole
Automatic Data ProcessiCOM     053015103   2900     53336  SH         Sole
BellSouth              COM     079860102    303      7400  SH         Sole
Berkshire Hathaway     COM     084670991   1963        30  SH         Sole
Berkshire Hathaway B   COM     084670207   8619      3961  SH         Sole
Bristol-Myers Squibb   COM     110122108   1169     19673  SH         Sole
Burlington Santa Fe    COM     12189T104    230      7575  SH         Sole
CenturyTel Inc.        COM     156700106    351     12200  SH         Sole
Chevron                COM     166751107    326      3713  SH         Sole
CitiGroup Inc          COM     172967101   1742      3872  SH         Sole
Coca-Cola              COM     191216100   2411     53395  SH         Sole
Colgate Palmolive      COM     194162103   2140     38721  SH         Sole
Conseco Inc            COM     208464107   5707    354465  SH         Sole
Disney                 COM     254687106   2140     74820  SH         Sole
Emerson Electric       COM     291011104   1530     24671  SH         Sole
Exxon Mobil Corp       COM     302290101   1888     23306  SH         Sole
Fannie Mae             COM     313586109   4928     61905  SH         Sole
Freddie Mac            COM     313400301   1502     23170  SH         Sole
General Electric       COM     369604103   9970    238175  SH         Sole
General Motors H       COM     370442832    533     27343  SH         Sole
Gillette               COM     375766102   2102     67425  SH         Sole
Home Depot             COM     437076102   1839     42659  SH         Sole
Honeywell InternationalCOM     438516106   2410     59060  SH         Sole
Intel Corp.            COM     458140100    800     30400  SH         Sole
J.P. Morgan Chase & Co.COM     616880100    390      8682  SH         Sole
Jefferson-Pilot Corp   COM     475070108   2001     29470  SH         Sole
Johnson & Johnson      COM     478160104   3167     36206  SH         Sole
McDonalds              COM     580135101    986     37135  SH         Sole
Merck                  COM     589331107   1922     25329  SH         Sole
MicroSoft              COM     594918104   3239     74672  SH         Sole
Mutual Risk Management COM     628351108    202     27900  SH         Sole
Nestle SA Rep Rg Adr   COM     641069406    237      2600  SH         Sole
Pepsico Inc.           COM     713448108    880     20030  SH         Sole
Pfizer                 COM     717081103   8236    201116  SH         Sole
Procter & Gamble       COM     742718109    906     14467  SH         Sole
Royal Dutch Petroleum  COM     780257804    425      7660  SH         Sole
SBC Communications     COM     78387G103    352      7889  SH         Sole
Schering-Plough        COM     806605101    729     19963  SH         Sole
Sealed Aior Corp       COM     81211K100   5364    160940  SH         Sole
USA Education          COM     78442A109   7359    101300  SH         Sole
Verizon Communications COM     92343V104    289      5853  SH         Sole
Washington Post        COM     939640108    517       895  SH         Sole
Wells Fargo & Co.      COM     949746101    731     14771  SH         Sole
Wesco Financial        COM     950817106    800     30400  SH         Sole